Intangible Assets - Schedule of Intangible Assets (Details)	12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)
Schedule of Intangible Assets [Line Items]
Impairment loss	RM (15,666,760)	$ (3,839,892)	RM (8,044,989)
Net carrying amount			53,758,340
Supply/Service Agreements [Member]
Schedule of Intangible Assets [Line Items]
Net carrying amount			18,853,219
Computer system [Member]
Schedule of Intangible Assets [Line Items]
Impairment loss			(8,044,989)
Net carrying amount			12,755,011
Goodwill [Member]
Schedule of Intangible Assets [Line Items]
Net carrying amount			22,150,110
Cost [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	139,749,131		169,932,568
Additions
Written off			(30,183,437)
Exchange realignment	(2,129,217)
Ending balance	137,619,914		139,749,131	169,932,568
Cost [Member] | Supply/Service Agreements [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	31,864,594		31,864,594
Additions
Written off
Exchange realignment
Ending balance	31,864,594		31,864,594	31,864,594
Cost [Member] | Computer system [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	78,000,000		108,183,437
Additions
Written off			(30,183,437)
Exchange realignment	(2,129,217)
Ending balance	75,870,783		78,000,000	108,183,437
Cost [Member] | Goodwill [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	29,884,537		29,884,537
Additions
Written off
Exchange realignment
Ending balance	29,884,537		29,884,537	29,884,537
Accumulated amortization [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	(85,990,791)		(81,173,350)
Charge for the year	(15,632,733)		(18,931,458)
Written off			29,893,433
Exchange realignment	1,820,480
Impairment loss	(37,816,870)		(15,779,416)
Ending balance			(85,990,791)	(81,173,350)
Net carrying amount	(137,619,914)
Accumulated amortization [Member] | Supply/Service Agreements [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	(13,011,375)		(9,824,916)
Charge for the year	(3,186,459)		(3,186,459)
Written off
Exchange realignment
Impairment loss	(15,666,760)
Ending balance			(13,011,375)	(9,824,916)
Net carrying amount	(31,864,594)
Accumulated amortization [Member] | Computer system [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	(65,244,989)		(71,348,434)
Charge for the year	(12,446,274)		(15,744,999)
Written off			29,893,433
Exchange realignment	1,820,480
Impairment loss			(8,044,989)
Ending balance			(65,244,989)	(71,348,434)
Net carrying amount	(75,870,783)
Accumulated amortization [Member] | Goodwill [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	(7,734,427)
Charge for the year
Written off
Exchange realignment
Impairment loss	(22,150,110)		(7,734,427)
Ending balance			RM (7,734,427)
Net carrying amount	RM (29,884,537)